5. STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders Deficit Tables
Weighted average assumptions for warrants issued

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

Grant Date

Expected dividends	0%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On May 28, 2015, the Company issued 3-year warrant for 3,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $117,503, based upon the Black-Scholes option-pricing model on the date of grant and vesting on October 28, 2016, and will be exercisable on May 28, 2018, and for a period expiring on May 28, 2022. During the years ended December 31, 2016 and 2015, the Company recorded $68,600 and $28,300 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0%

On June 22, 2015, the Company issued 3-year warrant for 15,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $590,335, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on December 28, 2015, and for a period expiring on September 22, 2018 (See Note 6( C)).

Grant Date

Expected dividends	0%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0%

On January 1, 2016, the Company issued 3-year warrant for 6,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $142,526, based upon the Black-Scholes option-pricing model on the date of grant and vesting on February 20, 2017, and will be exercisable on February 20, 2018, and for a period expiring on February 20, 2021. During the years ended December 31, 2016, the Company recorded $125,053 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0%

On July 26, 2016 the company issued, the Company issued 4-year warrant for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $365,157, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $365,157 as an expense for warrants issued.

Expected dividends	0%
Expected volatility	93.6%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On July 26, 2016 the company issued, the Company issued 4-year warrant for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $292,126, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $292,126 as an expense for warrants issued.

Expected dividends	0%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On October 2, 2016 the company issued, the Company issued 2-year warrant for 2,300,000 shares to a consultant, with an exercise price of $0.04 per share. The warrants were granted for services rendered. The warrants had a fair value of $68,686, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on August 25, 2019, and for a period of 2 years expiring on August 25, 2021. During the years ended December 31, 2016, the Company recorded $68,686 as an expense for warrants issued (See Note 6(C)).

Expected dividends	0%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0%

On December 8, 2016 the company issued, the Company issued 4-year warrant for 15,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $630,259, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on June 12, 2017, and for a period of 2 years expiring on December 8, 2019. During the years ended December 31, 2016, the Company recorded $630,259 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0%

Summary of warrants outstanding

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years
Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	20,000,000
Exercised	(4,200,000)
Cancelled/Forfeited	-
Balance, December 31, 2015	34,000,000	$0.001	1.7
Granted	41,300,000
Exercised	(27,500,000)
Cancelled/Forfeited	-
Balance, December 31, 2016	47,800,000	$0.001	3.8

Intrinsic Value	$2,557,300

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$2,434,250
$0.04	2,300,000	5	$123,050

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	34,000,000	1.7	$842,000